Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Total	Share capital	Share premium	Retained earnings	Other reserves [1]	Non-controlling interests
Equity at beginning of period at Dec. 31, 2021	£ 21,342	£ 15,055	£ 1,347	£ 3,301	£ 7,944	£ 2,463	£ 6,287
Total profit for the year	15,621	14,956			14,956		665
Other comprehensive income/(expense)	(831)	(803)			(89)	(714)	(28)
Total comprehensive income/(expense) for the year	14,790	14,153			14,867	(714)	637
Distributions to non-controlling interests	(1,409)						(1,409)
Non-cash distribution to non-controlling interests	(2,960)						(2,960)
Contributions from non-controlling interests	8						8
Changes to non-controlling interests	(20)						(20)
Deconsolidation of former subsidiaries	(3,045)						(3,045)
Dividends to shareholders	(3,467)	(3,467)			(3,467)
Non-cash dividend to shareholders	(15,526)	(15,526)			(15,526)
Realised after tax profit/(losses) on disposal or liquidation of equity investments	0	0			14	(14)
Share of associates and joint ventures realised profits/(losses) on disposal of equity investments	0	0			7	(7)
Shares issued	25	25		25
Write-down of shares held by ESOP Trusts	0	0			(911)	911
Shares acquired by ESOP Trusts	0	0		114	1,086	(1,200)
Share-based incentive plans	357	357			357
Tax on share-based incentive plans	(8)	(8)			(8)
Hedging gain after taxation transferred to non-financial assets	9	9				9
Equity at end of period at Dec. 31, 2022	10,096	10,598	1,347	3,440	4,363	1,448	(502)
Total profit for the year	5,308	4,928			4,928		380
Other comprehensive income/(expense)	(317)	(292)			(45)	(247)	(25)
Total comprehensive income/(expense) for the year	4,991	4,636			4,883	(247)	355
Distributions to non-controlling interests	(412)						(412)
Contributions from non-controlling interests	7						7
Dividends to shareholders	(2,247)	(2,247)			(2,247)
Realised after tax profit/(losses) on disposal or liquidation of equity investments	0	0			(26)	26
Share of associates and joint ventures realised profits/(losses) on disposal of equity investments	0	0			(7)	7
Shares issued	10	10	1	9
Write-down of shares held by ESOP Trusts	0	0			(324)	324
Shares acquired by ESOP Trusts	0	0		2	283	(285)
Share-based incentive plans	307	307			307
Tax on share-based incentive plans	7	7			7
Hedging gain after taxation transferred to non-financial assets	36	36				36
Equity at end of period at Dec. 31, 2023	12,795	13,347	1,348	3,451	7,239	1,309	(552)
Total profit for the year	2,951	2,575			2,575		376
Other comprehensive income/(expense)	(173)	(169)			(83)	(86)	(4)
Total comprehensive income/(expense) for the year	2,778	2,406			2,492	(86)	372
Distributions to non-controlling interests	(416)						(416)
Contributions from non-controlling interests	9						9
Changes to non-controlling interests	4						4
Deconsolidation of former subsidiaries	(2)						(2)
Dividends to shareholders	(2,444)	(2,444)			(2,444)
Realised after tax profit/(losses) on disposal or liquidation of equity investments	0	0			14	(14)
Share of associates and joint ventures realised profits/(losses) on disposal of equity investments	0	0			52	(52)
Shares issued	20	20		20
Write-down of shares held by ESOP Trusts	0	0			(362)	362
Shares acquired by ESOP Trusts	0	0		2	457	(459)
Share-based incentive plans	344	344			344
Tax on share-based incentive plans	4	4			4
Hedging gain after taxation transferred to non-financial assets	(6)	(6)				(6)
Equity at end of period at Dec. 31, 2024	£ 13,086	£ 13,671	£ 1,348	£ 3,473	£ 7,796	£ 1,054	£ (585)

[1]	n analysis of Other reserves is presented as part of Note 38, ‘Movements in equity’.